Eaton Vance
Government Opportunities Fund
July 31, 2024
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 3.2%
Security	Principal Amount (000's omitted)	Value
CFMT LLC, Series 2023-HB12, Class M4, 4.25%, 4/25/33(1)(2)	$3,490	$ 3,033,751
KKR SFR Warehouse Participation, 8.843%, (30-day SOFR Average + 3.50%), 12/13/24(3)	3,369	3,369,396
Loandepot GMSR Master Trust, Series 2018-GT1, Class A, 8.992%, (1 mo. SOFR + 3.664%), 10/16/25(1)(3)	1,000	995,075
NRZ Excess Spread-Collateralized Notes:
Series 2021-FNT1, Class A, 2.981%, 3/25/26(1)	189	180,301
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	1,111	1,046,308
Pagaya AI Technology in Housing Trust, Series 2023-1, Class F, 3.60%, 10/25/40(1)	1,000	781,154
STAR Trust, Series 2021-SFR1, Class H, 9.894%, (1 mo. SOFR + 4.564%), 4/17/38(1)(3)	500	470,579
VINE Trust, Series 2023-SFR1, Class E1, 4.75%, 12/17/40(1)	2,000	1,831,192
Total Asset-Backed Securities (identified cost $11,126,153)		$ 11,707,756

Collateralized Mortgage Obligations — 63.1%
Security	Principal Amount (000's omitted)	Value
Angel Oak Mortgage Trust I LLC, Series 2019-1, Class B1, 5.40%, 11/25/48(1)(4)	$1,000	$ 990,653
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25%, to 7/25/27, 8/25/54(1)(4)	1,338	1,243,128
CFMT LLC, Series 2023-HB11, Class M2, 4.00%, 2/25/37(1)(2)	2,000	1,862,302
Champs Trust, Series 2024-1, Class A, 9.257%, 7/25/59(1)(2)	3,987	4,159,669
CHNGE Mortgage Trust:
Series 2023-1, Class A1, 7.065% to 2/25/26, 3/25/58(1)(2)	677	682,308
Series 2023-2, Class A3, 7.436% to 5/25/26, 6/25/58(1)(4)	2,243	2,269,075
Deephaven Residential Mortgage Trust, Series 2020-2, Class B2, 5.79%, 5/25/65(1)(2)	500	501,077
Ellington Financial Mortgage Trust, Series 2022-4, Class A3, 5.90% to 12/25/25, 9/25/67(1)(4)	591	590,418
FARM Mortgage Trust, Series 2023-1, Class B, 3.037%, 3/25/52(1)(2)	3,069	2,251,117
Federal Home Loan Mortgage Corp.:
Series 1822, Class Z, 6.90%, 3/15/26	25	24,719
Series 1829, Class ZB, 6.50%, 3/15/26	0(5)	356
Series 1896, Class Z, 6.00%, 9/15/26	6	5,874
Series 2075, Class PH, 6.50%, 8/15/28	14	14,400
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 2091, Class ZC, 6.00%, 11/15/28	$42	$ 42,381
Series 2102, Class Z, 6.00%, 12/15/28	11	11,075
Series 2115, Class K, 6.00%, 1/15/29	64	64,567
Series 2142, Class Z, 6.50%, 4/15/29	27	27,622
Series 4107, Class SA, 0.00%, (2.506% - 30-day SOFR Average x 0.571, Floor 0.00%), 9/15/42(6)	419	294,410
Series 4107, Class SB, 0.00%, (2.506% - 30-day SOFR Average x 0.571, Floor 0.00%), 9/15/42(6)	208	146,360
Series 4107, Class SC, 0.00%, (2.506% - 30-day SOFR Average x 0.571, Floor 0.00%), 9/15/42(6)	500	350,970
Series 4107, Class SD, 0.00%, (2.506% - 30-day SOFR Average x 0.571, Floor 0.00%), 9/15/42(6)	373	205,135
Series 4204, Class AF, 5.00%, (30-day SOFR Average + 1.114%, Cap 5.00%), 5/15/43(3)	540	486,780
Series 4212, Class NS, 0.00%, (5.263% - 30-day SOFR Average x 1.20, Floor 0.00%), 6/15/43(6)	287	154,949
Series 4259, Class UE, 2.50%, 5/15/43	241	219,532
Series 4623, Class SK, 0.00%, (3.49% - 30-day SOFR Average x 0.714, Floor 0.00%), 10/15/46(6)	259	153,529
Series 4938, Class KZ, 2.50%, 12/25/49	663	383,377
Series 5009, Class ZN, 3.50%, 7/25/50	887	719,219
Series 5028, Class AZ, 2.00%, 10/25/50	222	94,856
Series 5028, Class TZ, 2.00%, 10/25/50	1,102	596,431
Series 5031, Class Z, 2.50%, 10/25/50	1	350
Series 5035, Class AZ, 2.00%, 11/25/50	1,122	549,933
Series 5035, Class ZK, 2.50%, 11/25/50	1,254	758,642
Series 5035, Class ZT, 2.00%, 10/25/50	784	374,119
Series 5039, Class ZJ, 2.00%, 11/25/50	102	43,805
Series 5040, Class TZ, 2.50%, 11/25/50	186	100,553
Series 5042, Class PZ, 2.00%, 11/25/50	2,105	970,902
Series 5058, Class ZH, 3.00%, 5/25/50	159	96,003
Series 5071, Class CS, 0.00%, (3.30% - 30-day SOFR Average, Floor 0.00%), 2/25/51(6)	1,266	696,412
Series 5072, Class ZU, 2.50%, 2/25/51	345	188,619
Series 5083, Class ZW, 2.50%, 3/25/51	507	274,673
Series 5090, Class PZ, 2.50%, 3/25/51	247	127,154
Series 5093, Class Z, 3.00%, 1/25/51	0(5)	39
Series 5101, Class EZ, 2.00%, 3/25/51	556	301,089
Series 5104, Class WZ, 3.00%, 4/25/51	132	88,248
Series 5114, Class ZH, 3.00%, 5/25/51	58	38,996
Series 5123, Class JZ, 2.00%, 7/25/51	111	53,475
Series 5129, Class HZ, 1.25%, 4/25/50	169	69,543
Series 5129, Class TZ, 2.50%, 8/25/51	455	231,438
Series 5131, Class QZ, 3.00%, 7/25/51	279	177,881
Series 5132, Class LZ, 2.50%, 8/25/51	1,022	578,106
Series 5150, Class ZJ, 2.50%, 10/25/51	1,734	1,050,472
Series 5150, Class ZN, 2.50%, 10/25/51	191	105,272
Series 5159, Class ZT, 3.00%, 11/25/51	781	524,106

Eaton Vance
Government Opportunities Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5168, Class MZ, 3.00%, 10/25/51	$1,050	$ 691,138
Series 5300, Class EY, 6.00%, 12/25/52	2,000	2,093,783
Series 5324, Class MZ, 6.00%, 7/25/53(7)	3,548	3,653,318
Series 5327, Class B, 6.00%, 8/25/53	2,350	2,458,568
Interest Only:(8)
Series 362, Class C12, 4.00%, 12/15/47	1,994	408,570
Series 4749, Class IL, 4.00%, 12/15/47	711	149,404
Series 4756, Class KI, 4.00%, 1/15/48	790	163,070
Series 4768, Class IO, 4.00%, 3/15/48	565	119,260
Series 4772, Class PI, 4.00%, 1/15/48	838	176,808
Series 4966, Class SY, 0.588%, (5.936% - 30-day SOFR Average), 4/25/50(6)	2,024	263,898
Series 5008, Class IE, 2.00%, 9/25/50	4,273	551,188
Series 5010, Class I, 2.00%, 9/25/50	3,206	414,749
Series 5010, Class IN, 2.00%, 9/25/50	2,310	297,419
Series 5010, Class NI, 2.00%, 9/25/50	2,686	347,097
Series 5016, Class UI, 2.00%, 9/25/50	2,601	335,476
Series 5017, Class DI, 2.00%, 9/25/50	4,551	587,083
Series 5024, Class CI, 2.00%, 10/25/50	4,977	626,746
Series 5025, Class GI, 2.00%, 10/25/50	1,094	142,423
Series 5028, Class TI, 2.00%, 10/25/50	1,387	138,545
Series 5038, Class DI, 2.00%, 11/25/50	7,007	903,223
Series 5051, Class S, 0.00%, (3.60% - 30-day SOFR Average, Floor 0.00%), 12/25/50(6)	4,143	133,474
Series 5070, Class CI, 2.00%, 2/25/51	7,783	1,052,946
Principal Only:(9)
Series 246, Class PO, 0.00%, 5/15/37	1,111	898,966
Series 3435, Class PO, 0.00%, 4/15/38	1,059	849,455
Series 4239, Class OU, 0.00%, 7/15/43	319	177,277
Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2019-HQA3, Class B2, 12.962%, (30-day SOFR Average + 7.614%), 9/25/49(1)(3)	1,000	1,159,865
Federal National Mortgage Association:
Series 2000-49, Class A, 8.00%, 3/18/27	13	12,922
Series 2001-81, Class HE, 6.50%, 1/25/32	145	149,484
Series 2012-133, Class WS, 0.00%, (3.696% - 30-day SOFR Average x 0.833, Floor 0.00%), 12/25/42(6)	305	193,672
Series 2012-134, Class ZT, 2.00%, 12/25/42	1,329	1,033,275
Series 2013-6, Class TY, 1.50%, 2/25/43	795	534,963
Series 2013-58, Class SC, 0.00%, (5.828% - 30-day SOFR Average x 1.50, Floor 0.00%), 6/25/43(6)	323	246,727
Series 2020-45, Class MA, 0.00%, (3.108% - 30-day SOFR Average x 0.80, Floor 0.00%), 6/25/43(6)	199	108,024
Series 2020-63, Class ZN, 3.00%, 9/25/50	97	57,130
Series 2021-3, Class ZH, 2.50%, 2/25/51	193	100,597
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
Series 2021-14, Class GZ, 2.50%, 3/25/51	$136	$ 68,268
Series 2021-42, Class ZD, 3.00%, 11/25/50	712	462,710
Series 2021-56, Class LZ, 2.50%, 9/25/51	3,204	2,019,274
Series 2021-77, Class WZ, 3.00%, 8/25/50	39	23,117
Series 2021-95, Class ZC, 3.00%, 8/25/51	545	360,305
Series 2023-12, Class LW, 6.00%, 4/25/53	2,000	2,093,773
Series 2023-13, Class LY, 6.00%, 4/25/53	2,000	2,072,717
Series 2023-14, Class EL, 6.00%, 4/25/53	7,000	7,249,133
Interest Only:(8)
Series 2017-66, Class TI, 0.05%, (5.936% - 30-day SOFR Average), 10/25/42(6)	11,104	35,515
Series 2018-21, Class IO, 3.00%, 4/25/48	2,274	366,084
Series 2019-1, Class SA, 0.00%, (5.286% - 30-day SOFR Average, Floor 0.00%), 2/25/49(6)	1,177	55,029
Series 2020-23, Class SP, 0.588%, (5.936% - 30-day SOFR Average), 2/25/50(6)	2,008	263,790
Series 2020-45, Class HI, 2.50%, 7/25/50	3,044	463,002
Series 2020-45, Class IJ, 2.50%, 7/25/50	4,807	692,138
Series 2020-73, Class NI, 2.00%, 10/25/50	691	89,705
Series 2021-3, Class KI, 2.50%, 2/25/51	6,480	955,460
Series 2021-3, Class LI, 2.50%, 2/25/51	6,411	923,569
Series 2021-4, Class AI, 2.00%, 12/25/49	8,884	1,064,268
Series 2021-10, Class EI, 2.00%, 3/25/51	3,619	502,686
Principal Only:(9)
Series 379, Class 1, 0.00%, 5/25/37	716	573,709
Series 2014-9, Class DO, 0.00%, 2/25/43	472	359,279
Series 2014-17, Class PO, 0.00%, 4/25/44	1,011	728,904
Series 2023-55, Class OE, 0.00%, 11/25/53	5,747	4,775,086
Finance of America HECM Buyout, Series 2022-HB2, Class M5, 6.00%, 8/1/32(1)(2)	1,000	718,671
Government National Mortgage Association:
Series 2016-168, Class JS, 0.00%, (4.336% - 1 mo. SOFR x 1.16, Floor 0.00%), 11/20/46(6)	32	20,858
Series 2017-137, Class AF, 5.00%, (1 mo. SOFR + 0.614%, Cap 5.00%), 9/20/47(3)	857	827,140
Series 2020-84, Class BZ, 2.50%, 6/20/50	695	374,914
Series 2021-1, Class ZD, 3.00%, 1/20/51	138	103,384
Series 2021-24, Class EZ, 2.50%, 1/20/51	398	218,988
Series 2021-24, Class KZ, 2.50%, 2/20/51	401	247,547
Series 2021-25, Class JZ, 2.50%, 2/20/51	227	112,149
Series 2021-49, Class VZ, 2.50%, 3/20/51	2	1,065
Series 2021-77, Class ZG, 3.00%, 7/20/50	48	27,970
Series 2021-97, Class MZ, 3.00%, 8/20/50	284	182,102
Series 2021-97, Class ZC, 3.00%, 8/20/50	607	394,883
Series 2021-105, Class MZ, 3.00%, 6/20/51	473	300,450
Series 2021-114, Class JZ, 3.00%, 6/20/51	187	114,628
Series 2021-118, Class EZ, 2.50%, 7/20/51	1,189	734,833

Eaton Vance
Government Opportunities Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2021-121, Class ZE, 2.50%, 7/20/51	$37	$ 19,724
Series 2021-131, Class ZN, 3.00%, 7/20/51	308	205,508
Series 2021-136, Class WZ, 3.00%, 8/20/51	785	497,451
Series 2021-136, Class Z, 2.50%, 8/20/51	1,950	1,173,145
Series 2021-137, Class GZ, 2.50%, 8/20/51	2,121	1,306,284
Series 2021-138, Class Z, 2.50%, 8/20/51	1,262	797,830
Series 2021-139, Class ZJ, 2.50%, 8/20/51	1,737	1,061,989
Series 2021-154, Class ZC, 2.50%, 9/20/51	903	547,199
Series 2021-156, Class GZ, 3.00%, 9/20/51	1,711	1,246,910
Series 2021-159, Class ZJ, 2.50%, 9/20/51	1,325	821,350
Series 2021-159, Class ZP, 2.00%, 9/20/51	1,178	692,586
Series 2021-160, Class NZ, 3.00%, 9/20/51	621	366,521
Series 2021-177, Class JZ, 3.00%, 10/20/51	508	345,072
Series 2021-214, Class LZ, 3.00%, 12/20/51	1,080	768,984
Series 2022-173, Class S, 3.138%, (22.733% - 30-day SOFR Average x 3.667), 10/20/52(6)	1,464	1,562,024
Series 2022-189, Class US, 3.138%, (22.733% - 30-day SOFR Average x 3.667), 11/20/52(6)	1,721	1,835,364
Series 2022-195, Class AS, 3.352%, (23.125% - 30-day SOFR Average x 3.70), 11/20/52(6)	936	1,027,808
Series 2022-197, Class SW, 3.494%, (16.32% - 30-day SOFR Average x 2.40), 11/20/52(6)	1,547	1,543,589
Series 2023-53, Class AL, 5.50%, 4/20/53(7)	4,000	4,002,988
Series 2023-53, Class SE, 2.955%, (22.55% - 30-day SOFR Average x 3.667), 4/20/53(6)	2,504	2,606,010
Series 2023-63, Class LB, 6.00%, 5/20/53(7)	3,000	3,156,563
Series 2023-63, Class S, 2.955%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(6)	1,699	1,768,040
Series 2023-64, Class LB, 6.00%, 5/20/53	1,224	1,287,595
Series 2023-65, Class G, 2.955%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(6)	1,832	1,943,277
Series 2023-65, Class SB, 2.955%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(6)	1,781	1,856,279
Series 2023-66, Class S, 2.955%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(6)	853	887,606
Series 2023-82, Class AL, 6.00%, 6/20/53(7)	6,000	6,175,499
Series 2023-84, Class MW, 6.00%, 6/20/53(7)	3,500	3,682,709
Series 2023-84, Class SN, 2.774%, (22.387% - 30-day SOFR Average x 3.67), 6/20/53(6)	1,709	1,770,532
Series 2023-96, Class BL, 6.00%, 7/20/53(7)	2,500	2,630,103
Series 2023-96, Class DB, 6.00%, 7/20/53	2,500	2,630,459
Series 2023-97, Class CB, 6.00%, 7/20/53	3,000	3,105,490
Series 2023-98, Class BW, 6.00%, 7/20/53	1,500	1,578,206
Series 2023-98, Class JB, 6.00%, 7/20/53(7)	3,000	3,156,359
Series 2023-99, Class AL, 6.00%, 7/20/53(7)	4,000	4,208,700
Series 2023-117, Class JB, 6.00%, 8/20/53	2,000	2,063,565
Series 2023-150, Class AS, 6.953%, (27.528% - 30-day SOFR Average x 3.85), 10/20/53(6)	2,410	2,626,820
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2023-164, Class EL, 6.00%, 11/20/53(7)	$5,000	$ 5,188,281
Series 2023-164, Class LD, 6.50%, 11/20/53(7)	4,778	5,053,011
Series 2023-165, Class DY, 6.00%, 11/20/53(7)	10,000	10,406,731
Series 2023-165, Class EY, 6.50%, 11/20/53(7)	19,000	20,120,471
Series 2023-173, Class AX, 6.00%, 11/20/53(7)	5,000	5,242,160
Series 2023-182, Class EL, 6.00%, 12/20/53	2,500	2,609,571
Interest Only:(8)
Series 2013-66, Class IE, 0.05%, (6.636% - 1 mo. SOFR x 1.00, Cap 0.05%), 7/20/42(6)	6,005	14,139
Series 2014-94, Class IC, 0.10%, (6.286% - 1 mo. SOFR x 1.00, Cap 0.10%), 9/20/35(6)	8,624	35,364
Series 2014-100, Class VI, 0.15%, (6.486% - 1 mo. SOFR x 1.00, Cap 0.15%), 5/20/40(6)	3,605	17,576
Series 2014-139, Class BI, 0.25%, (6.536% - 1 mo. SOFR x 1.00, Cap 0.25%), 11/20/37(6)	3,396	23,441
Series 2018-127, Class SG, 0.79%, (6.136% - 1 mo. SOFR), 9/20/48(6)	2,726	282,970
Series 2019-27, Class SA, 0.59%, (5.936% - 1 mo. SOFR), 2/20/49(6)	1,954	202,283
Series 2019-38, Class SQ, 0.59%, (5.936% - 1 mo. SOFR), 3/20/49(6)	2,427	238,562
Series 2019-43, Class BS, 0.59%, (5.936% - 1 mo. SOFR), 4/20/49(6)	3,092	322,315
Series 2020-32, Class KI, 3.50%, 3/20/50	3,423	560,268
Series 2020-65, Class MI, 2.50%, 12/20/49	2,661	318,721
Series 2020-97, Class MI, 2.50%, 3/20/50	1,703	215,659
Series 2020-146, Class IQ, 2.00%, 10/20/50	9,873	1,160,651
Series 2020-146, Class QI, 2.00%, 10/20/50	5,214	604,049
Series 2020-149, Class NI, 2.50%, 10/20/50	10,323	1,371,291
Series 2020-165, Class UI, 2.00%, 11/20/50	4,282	485,332
Series 2020-167, Class KI, 2.00%, 11/20/50	6,710	788,389
Series 2020-167, Class YI, 2.00%, 11/20/50	5,438	636,289
Series 2020-173, Class DI, 2.00%, 11/20/50	8,092	963,379
Series 2020-181, Class TI, 2.00%, 12/20/50	13,875	1,580,077
Series 2021-23, Class TI, 2.50%, 2/20/51	6,579	843,082
Series 2021-56, Class SD, 0.00%, (2.30% - 30-day SOFR Average, Floor 0.00%), 9/20/50(6)	4,167	51,729
Series 2021-114, Class MI, 3.00%, 6/20/51	4,622	748,389
Series 2021-122, Class NI, 3.00%, 7/20/51	3,178	522,169
Series 2021-125, Class SA, 0.00%, (3.636% - 1 mo. SOFR, Floor 0.00%), 7/20/51(6)	3,824	110,921
Series 2021-131, Class QI, 3.00%, 7/20/51	6,033	770,339
Series 2021-140, Class YS, 0.00%, (1.586% - 1 mo. SOFR, Floor 0.00%), 8/20/51(6)	3,217	22,028
Series 2021-175, Class AS, 0.00%, (1.686% - 1 mo. SOFR, Floor 0.00%), 10/20/51(6)	16,394	119,049
Series 2021-175, Class SB, 0.00%, (1.686% - 1 mo. SOFR, Floor 0.00%), 10/20/51(6)	8,341	60,254
Series 2021-193, Class IU, 3.00%, 11/20/49	12,942	1,788,997

Eaton Vance
Government Opportunities Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2021-193, Class YS, 0.00%, (2.45% - 30-day SOFR Average, Floor 0.00%), 11/20/51(6)	$7,928	$ 71,216
Series 2021-196, Class GI, 3.00%, 11/20/51	6,019	963,546
Series 2022-119, Class CS, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 7/20/52(6)	43,131	342,280
Series 2022-126, Class AS, 0.00%, (3.69% - 30-day SOFR Average, Floor 0.00%), 7/20/52(6)	12,862	195,678
Series 2022-135, Class SA, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 6/20/52(6)	17,477	154,288
Series 2023-13, Class SA, 0.056%, (5.40% - 30-day SOFR Average), 1/20/53(6)	5,302	153,821
Series 2023-19, Class SD, 0.956%, (6.30% - 30-day SOFR Average), 2/20/53(6)	4,027	214,080
Series 2023-20, Class HS, 0.956%, (6.30% - 30-day SOFR Average), 2/20/53(6)	4,287	228,784
Series 2023-22, Class ES, 0.956%, (6.30% - 30-day SOFR Average), 2/20/53(6)	6,479	345,718
Series 2023-22, Class SA, 0.356%, (5.70% - 30-day SOFR Average), 2/20/53(6)	3,320	116,212
Series 2023-24, Class SB, 0.00%, (5.15% - 30-day SOFR Average, Floor 0.00%), 2/20/53(6)	12,957	363,628
Series 2023-24, Class SG, 0.956%, (6.30% - 30-day SOFR Average), 2/20/53(6)	6,479	345,718
Series 2023-32, Class SA, 0.956%, (6.30% - 30-day SOFR Average), 2/20/53(6)	12,148	648,220
Series 2023-38, Class LS, 0.956%, (6.30% - 30-day SOFR Average), 3/20/53(6)	4,060	214,509
Series 2023-47, Class HS, 0.956%, (6.30% - 30-day SOFR Average), 3/20/53(6)	1,340	70,788
Series 2023-47, Class SC, 0.906%, (6.25% - 30-day SOFR Average), 3/20/53(6)	2,030	105,513
Series 2023-89, Class SE, 0.706%, (6.05% - 30-day SOFR Average), 6/20/53(6)	28,678	1,606,404
Series 2024-64, Class EI, 6.50%, 4/20/64	7,734	1,188,905
JPM Lending Facility, 12.33%, (SOFR + 7.00%), 7/15/29(3)	2,888	2,882,014
LHOME Mortgage Trust, Series 2023-RTL2, Class A1, 8.00% to 1/25/26, 6/25/28(1)(4)	1,050	1,071,180
MFRA Trust, Series 2023-NQM1, Class A2, 5.75% to 1/25/26, 11/25/67(1)(4)	517	526,224
NYMT Loan Trust, Series 2024-BPL1, Class A1, 7.154% to 7/25/26, 2/25/29(1)(4)	2,000	2,024,703
PNMAC GMSR Issuer Trust:
2024 Participation, 11.093%, (30-day SOFR Average + 5.75%), 12/24/24(3)	2,153	2,159,260
Series 2022-GT1, Class A, 9.597%, (30-day SOFR Average + 4.25%), 5/25/27(1)(3)	500	508,338
Security	Principal Amount (000's omitted)	Value
Radnor RE Ltd., Series 2022-1, Class M1A, 9.097%, (30-day SOFR Average + 3.75%), 9/25/32(1)(3)	$1,778	$ 1,800,530
Unison Trust, Series 2021-1, Class A, 4.50%, 4/25/50(1)(2)	8,522	7,852,925
Total Collateralized Mortgage Obligations (identified cost $252,940,347)		$ 234,342,322

Commercial Mortgage-Backed Securities — 0.4%
Security	Principal Amount (000's omitted)	Value
CSMC Trust, Series 2022-NWPT, Class A, 8.472%, (1 mo. SOFR + 3.143%), 9/9/24(1)(3)	$ 1,520	$ 1,525,326
Total Commercial Mortgage-Backed Securities (identified cost $1,519,794)		$ 1,525,326

U.S. Department of Agriculture Loans — 7.0%
Security	Principal Amount (000's omitted)	Value
USDA Guaranteed Loans:
8.00%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(3)	$11,098	$ 11,099,218
8.00%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(3)	3,776	3,775,953
8.00%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(3)	11,300	11,303,800
Total U.S. Department of Agriculture Loans (identified cost $26,173,978)		$ 26,178,971

U.S. Government Agency Commercial Mortgage-Backed Securities — 0.7%
Security	Principal Amount (000's omitted)	Value
FRESB Mortgage Trust:
Interest Only:(8) Series 2021-SB91, Class X1, 0.572%, 8/25/41(2)	$4,701	$ 123,721
Government National Mortgage Association:
Interest Only:(8)
Series 2021-101, Class IO, 0.677%, 4/16/63(2)	8,792	460,659
Series 2021-132, Class IO, 0.726%, 4/16/63(2)	8,544	466,515
Series 2021-144, Class IO, 0.825%, 4/16/63(2)	8,427	513,059
Series 2021-186, Class IO, 0.764%, 5/16/63(2)	9,377	532,106
Series 2022-3, Class IO, 0.64%, 2/16/61(2)	9,534	468,170
Total U.S. Government Agency Commercial Mortgage-Backed Securities (identified cost $3,210,119)		$ 2,564,230

Eaton Vance
Government Opportunities Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

U.S. Government Agency Mortgage-Backed Securities — 70.5%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
4.452%, (COF + 1.254%), with maturity at 2034(10)	$60	$ 57,944
4.50%, with maturity at 2035	528	516,889
4.525%, (COF + 1.254%), with maturity at 2035(10)	198	193,147
5.00%, with maturity at 2052(7)	4,858	4,743,591
5.50%, with various maturities to 2052	1,642	1,648,684
5.50%, with maturity at 2053(7)	1,680	1,688,149
6.00%, with various maturities to 2053	4,746	4,832,014
6.50%, with various maturities to 2053	1,207	1,253,135
6.551%, (1 yr. CMT + 2.248%), with maturity at 2038(10)	305	309,075
6.739%, (1 yr. CMT + 2.238%), with maturity at 2036(10)	355	358,850
7.00%, with maturity at 2025	2	1,695
8.50%, with maturity at 2025	0(5)	232
9.00%, with various maturities to 2027	0(5)	266
Federal National Mortgage Association:
4.436%, (COF + 1.272%), with maturity at 2033(10)	162	157,765
4.448%, (COF + 1.25%), with maturity at 2025(10)	2	1,798
4.452%, (COF + 1.254%), with maturity at 2034(10)	19	18,020
4.463%, (COF + 1.299%), with maturity at 2033(10)	91	88,616
4.467%, (COF + 1.299%), with maturity at 2035(10)	82	79,498
4.477%, (COF + 1.25%), with maturity at 2026(10)	49	48,070
4.481%, (COF + 1.254%), with maturity at 2034(10)	134	129,864
4.50%, with various maturities to 2052	766	742,226
4.503%, (COF + 1.254%), with maturity at 2035(10)	48	47,735
4.609%, (COF + 1.26%), with maturity at 2036(10)	83	80,855
4.718%, (COF + 1.258%), with maturity at 2036(10)	21	20,741
4.742%, (COF + 1.316%), with maturity at 2036(10)	138	134,176
5.00%, with maturity at 2027	18	17,815
5.074%, (COF + 1.739%), with maturity at 2035(10)	342	335,921
5.193%, (COF + 1.858%), with maturity at 2034(10)	114	112,692
5.444%, (COF + 1.811%), with maturity at 2036(10)	1,560	1,528,983
5.488%, (COF + 2.363%), with maturity at 2027(10)	32	31,948
5.50%, with various maturities to 2052	4,003	4,020,212
6.00%, with various maturities to 2053	4,142	4,228,032
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
6.00%, with maturity at 2053(7)	$3,200	$ 3,255,539
6.34%, (1yr. MTA + 1.167%), with maturity at 2044(10)	147	146,439
6.50%, with various maturities to 2053	6,064	6,246,101
6.71%, (1 yr. CMT + 2.091%), with maturity at 2040(10)	159	160,423
8.08%, with maturity at 2030	0(5)	343
8.50%, with maturity at 2037	37	38,472
9.00%, with maturity at 2025	4	3,963
9.50%, with various maturities to 2030	1	1,047
Government National Mortgage Association:
3.50%, with maturity at 2050	446	410,437
3.75%, (1 yr. CMT + 1.50%), with maturity at 2027(10)	28	27,233
4.00%, with various maturities to 2049	1,138	1,081,129
4.00%, (1 yr. CMT + 1.50%), with maturity at 2026(10)	21	20,853
4.50%, with various maturities to 2049	360	349,406
5.00%, with various maturities to 2052	921	914,468
5.00%, with various maturities to 2052(7)	9,011	8,926,747
5.50%, with various maturities to 2063	34,102	34,350,795
5.50%, with various maturities to 2062(7)	5,704	5,732,528
6.00%, with various maturities to 2063	48,625	49,639,317
6.00%, with various maturities to 2053(7)	6,706	6,879,703
6.50%, with various maturities to 2063(7)	14,306	14,733,069
6.50%, with various maturities to 2063	20,695	21,208,507
7.00%, with various maturities to 2063	11,964	12,413,625
7.00%, with various maturities to 2053(7)	4,377	4,569,513
7.00%, with maturity at 2054(11)	4,000	4,065,219
7.50%, with various maturities to 2054	3,135	3,209,281
9.50%, with maturity at 2025	1	597
Uniform Mortgage-Backed Security:
5.50%, 30-Year, TBA(12)	15,300	15,328,690
6.00%, 30-Year, TBA(12)	40,000	40,582,810
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $261,861,764)		$ 261,724,892

Eaton Vance
Government Opportunities Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

U.S. Government Guaranteed Small Business Administration Loans — 0.1%
Security	Principal Amount (000's omitted)	Value
SBA IO Trust:
Interest Only:(13)(14)
Series 2018-4, Class A, 1.771%, 2/25/44(1)	$14,449	$ 527,324
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $4,131,055)		$ 527,324

Short-Term Investments — 0.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.21%(15)	1,723,873	$ 1,723,873
Total Short-Term Investments (identified cost $1,723,873)		$ 1,723,873
Total Investments — 145.4% (identified cost $562,687,083)		$ 540,294,694

TBA Sale Commitments — (15.0)%
U.S. Government Agency Mortgage-Backed Securities — (15.0)%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association:
6.50%, 30-Year, TBA(12)	$ (25,000)	$ (25,481,129)
7.00%, 30-Year, TBA(12)	(15,000)	(15,328,945)
Uniform Mortgage-Backed Security, 6.50%, 30-Year, TBA(12)	(14,370)	(14,741,590)
Total U.S. Government Agency Mortgage-Backed Securities (proceeds $55,315,506)		$ (55,551,664)
Total TBA Sale Commitments (proceeds $55,315,506)		$ (55,551,664)
Other Assets, Less Liabilities — (30.4)%		$(113,241,337)
Net Assets — 100.0%		$ 371,501,693

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2024, the aggregate value of these securities is $40,603,193 or 10.9% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2024.
(3)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2024.
(4)	Step coupon security. Interest rate represents the rate in effect at July 31, 2024.
(5)	Principal amount is less than $500.
(6)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2024.
(7)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(8)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(9)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(10)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at July 31, 2024.
(11)	When-issued security.
(12)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(13)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(14)	The stated interest rate represents the weighted average fixed interest rate at July 31, 2024 of all interest only securities comprising the trust.
(15)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2024.

Eaton Vance
Government Opportunities Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	3,617	Long	9/30/24	$390,240,390	$ 8,361,538
U.S. Long Treasury Bond	(375)	Short	9/19/24	(45,292,969)	(2,016,385)
U.S. Ultra-Long Treasury Bond	(87)	Short	9/19/24	(11,133,281)	(567,166)
					$5,777,987
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	50,000	Receives	SOFR (pays annually)	3.07% (pays annually)	10/14/32	$ 2,852,515	$ —	$ 2,852,515
USD	25,000	Receives	SOFR (pays annually)	1.92% (pays annually)	4/8/52	7,631,747	—	7,631,747
Total						$10,484,262	$ —	$10,484,262
Abbreviations:
CMT	– Constant Maturity Treasury
COF	– Cost of Funds 11th District
MTA	– Monthly Treasury Average
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced
Currency Abbreviations:
USD	– United States Dollar
At July 31, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. During the fiscal year to date ended July 31, 2024, the Fund utilized futures contracts and interest rate swaps and swaptions to enhance total return, to change the overall duration of the Fund and/or to hedge against fluctuations in securities prices due to changes in interest rates.

Eaton Vance
Government Opportunities Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of July 31, 2024 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest
BMO Capital Markets Corp.	1/3/24	On Demand(1)	5.48%	$1,694,946	$1,729,261
MUFG Securities Americas, Inc.	1/22/24	On Demand(1)	5.55	14,498,425	14,927,579
MUFG Securities Americas, Inc.	2/2/24	On Demand(1)	5.55	4,930,500	5,068,081
MUFG Securities Americas, Inc.	2/7/24	On Demand(1)	5.55	12,956,283	13,307,831
MUFG Securities Americas, Inc.	3/18/24	On Demand(1)	5.55	2,419,531	2,470,260
MUFG Securities Americas, Inc.	4/30/24	On Demand(1)	5.55	12,524,093	12,703,657
TD Securities (USA) LLC	12/7/23	On Demand(1)	5.53	59,321,502	61,490,262
TD Securities (USA) LLC	12/11/23	On Demand(1)	5.63	7,107,279	7,367,370
TD Securities (USA) LLC	12/19/23	On Demand(1)	5.63	2,081,196	2,154,754
TD Securities (USA) LLC	3/8/24	On Demand(1)	5.63	4,872,417	4,983,668
Total				$122,406,172	$126,202,723
(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
At July 31, 2024, the remaining contractual maturity of all open reverse repurchase agreements was overnight and continuous. At July 31, 2024, the underlying collateral for all open reverse repurchase agreements was comprised of U.S. Government Agency Mortgage-Backed Securities having an aggregate market value of $125,087,787.
Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at July 31, 2024. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at July 31, 2024.
Affiliated Investments
At July 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $1,723,873, which represents 0.4% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended July 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$4,120,946	$150,752,627	$(153,149,700)	$ —	$ —	$1,723,873	$190,697	1,723,873
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Government Opportunities Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

At July 31, 2024, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 11,707,756	$ —	$ 11,707,756
Collateralized Mortgage Obligations	—	234,342,322	—	234,342,322
Commercial Mortgage-Backed Securities	—	1,525,326	—	1,525,326
U.S. Department of Agriculture Loans	—	26,178,971	—	26,178,971
U.S. Government Agency Commercial Mortgage-Backed Securities	—	2,564,230	—	2,564,230
U.S. Government Agency Mortgage-Backed Securities	—	261,724,892	—	261,724,892
U.S. Government Guaranteed Small Business Administration Loans	—	527,324	—	527,324
Short-Term Investments	1,723,873	—	—	1,723,873
Total Investments	$ 1,723,873	$538,570,821	$ —	$540,294,694
Futures Contracts	$ 8,361,538	$ —	$ —	$ 8,361,538
Swap Contracts	—	10,484,262	—	10,484,262
Total	$10,085,411	$549,055,083	$ —	$559,140,494
Liability Description
TBA Sale Commitments	$ —	$(55,551,664)	$ —	$(55,551,664)
Futures Contracts	(2,583,551)	—	—	(2,583,551)
Total	$(2,583,551)	$(55,551,664)	$ —	$(58,135,215)
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.